JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

February 28, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”),

on behalf of the JPMorgan Smart Retirement® Income Fund, JPMorgan Smart Retirement® 2020 Fund, JPMorgan Smart Retirement® 2025 Fund, JPMorgan Smart Retirement® 2030 Fund, JPMorgan Smart Retirement® 2035 Fund, JPMorgan Smart Retirement® 2040 Fund, JPMorgan Smart Retirement® 2045 Fund. JPMorgan Smart Retirement® 2050 Fund, JPMorgan Smart Retirement® 2055 Fund, JPMorgan Smart Retirement® 2060 Fund (Each, a “Fund” and collectively, the “Funds”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the JPMorgan Smart Retirement® Income Fund, JPMorgan Smart Retirement® 2020 Fund, JPMorgan Smart Retirement® 2025 Fund, JPMorgan Smart Retirement® 2030 Fund, JPMorgan Smart Retirement® 2035 Fund, JPMorgan Smart Retirement® 2040 Fund, JPMorgan Smart Retirement® 2045 Fund. JPMorgan Smart Retirement® 2050 Fund, JPMorgan Smart Retirement® 2055 Fund and the JPMorgan Smart Retirement® 2060 Fund dated November 1, 2018, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated February 12, 2019.

Please contact the undersigned at 212 - 648 - 0919 if you have any questions concerning this filing.

Very truly yours,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase